Schedule H, Line 4i - Schedule of Assets Held at End of Year (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan name	401(k) Plan
EIN	45-4104058
Plan number	001
Cost	$ 0
Notes receivable from participants, Current Value	1,269,683
Total, Current Value	$ 91,012,891
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, maturity date	Jan. 31, 2026
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, maturity date	Feb. 28, 2051
Notes receivable from participants, interest rate	9.50%
Investment, Identifier [Axis]: Collective Investment Trusts Putnam Fiduciary Trust Company Putnam Stable Value
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Putnam Stable Value [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Collective Investment Trust Measured at Net Asset Value
Current Value	$ 4,247,857
Investment, Identifier [Axis]: Loar Holdings Loar Holdings Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Loar Holdings Stock [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockMember
Investment party-in-interest	true
Current Value	$ 36,894
Investment, Identifier [Axis]: Mutual Fund s Fidelity Investments Fidelity Freedo m 2 0 6 5 K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 884,675
Investment, Identifier [Axis]: Mutual Funds American Beacon ABF Large Cap Value Inv
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	ABF Large Cap Value Inv [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Current Value	$ 1,129,698
Investment, Identifier [Axis]: Mutual Funds Eaton Vance Eaton Vance Income Fund of Boston I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Eaton Vance Income Fund of Boston I [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Current Value	$ 130,681
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity 500 Index Adv
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity 500 Index Adv [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 11,224,116
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Balanced
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Balanced [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 1,178,125
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Blue Chip Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Blue Chip Growth [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 6,670,967
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Extend Market Index Adv
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Extend Market Index Adv [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 723,900
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 201 5 K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 902,086
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2010 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2010 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 422,208
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2015 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2015 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2020 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2020 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 2,225,098
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2025 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2025 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 7,765,077
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2030 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2030 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 8,989,731
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2035 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2035 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 10,356,089
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2040 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2040 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 6,002,413
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2045 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2045 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 5,938,460
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2050 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2050 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 4,021,404
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2055 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2055 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 2,356,891
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2060 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2060 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 1,617,414
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2065 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2065 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom 2070 K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom 2070 K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 79,658
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Freedom Income K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Income K [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 1,156,481
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Global XUS Index Adv
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Global XUS Index Adv [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 1,018,128
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Inflation Protection Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Inflation Protection Bond [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 301,267
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Intl Discovery
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Intl Discovery [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 534,575
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Large Cap Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Large Cap Stock [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 1,445,409
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity New Markets Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity New Markets Inc [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 151,416
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Real Estate Invs
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Real Estate Invs [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 209,318
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity Total Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Total Bond [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 791,946
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Fidelity US Bond Index Adv
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity US Bond Index Adv [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 548,069
Investment, Identifier [Axis]: Mutual Funds Fidelity Investments Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Government Money Market Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Current Value	$ 1,673,686
Investment, Identifier [Axis]: Mutual Funds Franklin Franklin Small Cap Growth A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Franklin Small Cap Growth A [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Current Value	$ 628,477
Investment, Identifier [Axis]: Mutual Funds Franklin Templeton Investments BrandywineGLOBAL Global Opportunities Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	BrandywineGLOBAL Global Opportunities Bond [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Current Value	$ 89,590
Investment, Identifier [Axis]: Mutual Funds GQG Partners Inc GQG Partners Emerging Markets Equity R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	GQG Partners Emerging Markets Equity R6 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Current Value	$ 454,113
Investment, Identifier [Axis]: Mutual Funds Invesco Invesco Oppenheimer MS Mid Cap
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Invesco Oppenheimer MS Mid Cap [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Current Value	$ 184,767
Investment, Identifier [Axis]: Mutual Funds Janus Janus Enterprise A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Janus Enterprise A [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Current Value	$ 923,894
Investment, Identifier [Axis]: Mutual Funds MFS MFS Mid Cap Value R3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	MFS Mid Cap Value R3 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Current Value	$ 854,024
Investment, Identifier [Axis]: Mutual Funds Nomura Nomura Small Cap Value A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Nomura Small Cap Value A [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Current Value	$ 269,779
Investment, Identifier [Axis]: Mutual Funds Principal Principal Small Cap R5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Principal Small Cap R5 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Current Value	$ 738,576
Investment, Identifier [Axis]: Self-directed brokerage account Various
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Various [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Self-Directed Brokerage Account
Investment party-in-interest	true
Current Value	$ 866,251